FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL EXPENSES, NET [Abstract]
Foreign currency exchange differences, income	$ 208	$ 15	$ 166
Interest on cash equivalents and restricted deposits	5	12	18
Others			31
Total other income	(213)	(27)	(215)
Interest on convertible note and loans from shareholders	708	729	376
Withholding taxes of Interest to convertible note and loans from shareholders	294	205	106
Amortization of discount on a convertible note and loans from shareholders	43	489	516
Foreign currency exchange differences	271	135	60
Interest on loans from banks and other credit balances	7	84	26
Bank commissions and others	144	292	280
Total expenses	1,467	1,934	1,364
Financial Expenses, net	$ 1,254	$ 1,907	$ 1,149